Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Other Nonoperating Income Expense [Line Items]
Voluntary Compensation On Performance Of Hang Seng China Enterprise Index	₩ 744,764